Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance, shares at Dec. 31, 2012	14,702,250
Beginning Balance, amount at Dec. 31, 2012	$ 1,470	$ 58,941	$ (98,966)	$ (38,555)
Net loss for the period			(32,670)	(32,670)
Ending Balance, shares at Dec. 31, 2013	14,702,250
Ending Balance, amount at Dec. 31, 2013	$ 1,470	58,941	(131,636)	(71,225)
Net loss for the period			(37,047)	(37,047)
Ending Balance, shares at Dec. 31, 2014	14,702,250
Ending Balance, amount at Dec. 31, 2014	$ 1,470	$ 58,941	$ (168,683)	(108,272)
Net loss for the period				(9,927)
Ending Balance, amount at Jun. 30, 2015				$ (118,199)